Business Segments, Geographic and Customer Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting Information by Segment

Sales and Adjusted EBITDA information relating to the Company’s reportable segments is as follows for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Net sales
Seating	$164,853	$162,519	$165,245
Acoustics	145,268	172,327	204,494
Finishing	190,715	184,308	180,406
Components	99,721	135,866	130,700

	$600,557	$655,020	$680,845

	2011	2012	2013
Segment Adjusted EBITDA
Seating	$24,366	$22,576	$25,601
Acoustics	9,120	13,405	23,426
Finishing	14,818	18,371	17,620
Components	18,559	25,081	22,898

	$66,863	$79,433	$89,545

A reconciliation from total segment Adjusted EBITDA to consolidated income before taxes for the years ended December 31, 2011, 2012 and 2013 is as follows (in thousands):

	2011	2012	2013
Total segment Adjusted EBITDA	$66,863	$79,433	$89,545
Interest expense, including intercompany	(3,079)	(3,524)	(2,696)
Depreciation and amortization	(20,024)	(23,991)	(26,882)
Impairment of long-lived assets	(1,288)	(544)	—
(Loss) gain on disposal of fixed assets—net	(103)	(472)	18
Restructuring	(710)	(1,631)	(2,950)
Other operational restructuring related costs	—	—	(1,039)
Transactional advisory, legal and other professional fees	(673)	—	—
Newcomerstown fire (loss) gain	(2,947)	1,367	18,834
Adjustment for non-discrete fire costs	—	(1,419)	1,419
Purchase accounting impact of inventory write-up	(443)	—	—
Multiemployer pension plan withdrawal (loss) gain	—	(3,395)	696
Gain on claim settlement	—	—	455

Total segment income before income taxes	37,596	45,824	77,400
Corporate general and administrative expenses	(10,085)	(11,068)	(16,882)
Corporate depreciation	(195)	(175)	(123)
Corporate (loss) gain on disposal of fixed assets—net	41	—	(40)
Corporate interest expense, including intercompany	(13,932)	(15,088)	(18,020)

Consolidated income before taxes	$13,425	$19,493	$42,335

Other financial information relating to the Company’s reportable segments is as follows at December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 (in thousands):

	2011	2012	2013
Depreciation and amortization
Seating	$8,731	$9,478	$9,228
Acoustics	3,501	3,706	4,950
Finishing	3,829	4,191	5,631
Components	3,963	6,616	7,073
General Corporate	195	175	123

	$20,219	$24,166	$27,005

	2011	2012	2013
Capital expenditures
Seating	$2,125	$2,468	$2,066
Acoustics	6,769	15,092	14,855
Finishing	5,625	4,990	5,824
Components	1,605	3,683	2,794
General Corporate	161	4	70

	$16,285	$26,237	$25,609

	2012	2013
Assets
Seating	$100,809	$93,238
Acoustics	91,109	106,031
Finishing	132,371	136,371
Components	93,540	93,112
General Corporate and Eliminations	13,525	(5,735)

	$431,354	$423,017

Net Sales and Long-Lived Asset Information by Geographic Area

Net sales and long-lived asset information by geographic area as of December 31, 2012 and 2013 and for the years ended December 31, 2011, 2012 and 2013 are as follows (in thousands):

	2011	2012	2013
Net sales by region
United States	$413,086	$477,262	$489,714
Europe	148,288	130,516	126,261
Mexico	23,468	33,602	51,542
Other	15,715	13,640	13,328

	$600,557	$655,020	$680,845

	2012	2013
Long-lived assets
United States	$130,459	$128,959
Europe	33,141	34,717
Mexico	9,492	9,668
Other	2,410	2,073

	$175,502	$175,417